Acquisition of Thiseas Container Carrier S.A. (M/V Hyundai Privilege) - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 11, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Sep. 30, 2014	Aug. 31, 2013
Business Acquisition [Line Items]
Equity offering						14,555,000	17,250,000	13,685,000
Charter Revenues			$ 156,613	$ 119,907	$ 116,520
Thiseas Container Carrier S.A.
Business Acquisition [Line Items]
Duration of above market acquired time charter		11 years 6 months 25 days
WACC used for calculation of above market acquired time charter			11.00%
Charter Revenues	$ 2,785
Net income	$ 1,392
2013 Credit Facility
Business Acquisition [Line Items]
Line of credit facility amount drawn down		$ 75,000